Capital management and fair values of financial instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Capital management and fair values of financial instruments	Fair values of financial instruments
a.Financial instruments – Classification and fair values
Financial Instruments are classified as financial assets into the following measurement categories:
•Amortized cost;
•Fair value through other comprehensive income (FVOCI); and
•Fair value through profit or loss (FVTPL);
The measurement of fair value of a financial asset or liability can be classified in one of three approaches based on the type of information used for assessment, which are known as the fair value hierarchy levels, namely:
•Level I – prices negotiated in active markets for identical assets or liabilities;
•Level II – uses inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices). For example, fair value is determined using valuation techniques using observable market data; and
•Level III – uses significant inputs that are not based on observable market data (unobservable inputs).
The following table sets forth the breakdown of financial assets and liabilities according to the accounting classification. It also shows the carrying amounts and fair values of financial assets and liabilities, including their levels in the fair value hierarchy. It does not include information on the fair value of financial assets and liabilities not measured at fair value, when the carrying amount is a reasonable approximation of the fair value.

	Carrying amount				Fair value
	Fair value through profit or loss	Fair value through other comprehensive income	Amortized cost	Total	Level 1	Level 2	Level 3	Total
December 31, 2022
Financial assets
Cash and cash equivalents	—	—	1,331,648	1,331,648	—	—	—	—
Amounts due from financial institutions	—	—	4,258,856	4,258,856	—	—	—	—
Compulsory deposits at Central Bank of Brazil	—	—	2,854,778	2,854,778	—	—	—	—
Securities	1,458,664	9,699,546	1,290,355	12,448,565	9,545,890	1,612,320	—	11,158,210
Fair value through other comprehensive income - FVOCI	—	9,699,546	—	9,699,546	9,112,343	587,203	—	9,699,546
Financial Treasury Bills (LFT)	—	4,652,445	—	4,652,445	4,652,445	—	—	4,652,445
National Treasury Bills (LTN)	—	589,496	—	589,496	589,496	—	—	589,496
National Treasury Notes (NTN)	—	3,541,780	—	3,541,780	3,541,780	—	—	3,541,780
Debentures	—	684,153	—	684,153	328,622	355,531	—	684,153
Certificates of Real Estate Receivables	—	203,350	—	203,350	—	203,350	—	203,350
Investment fund quotas	—	5,771	—	5,771	—	5,771	—	5,771
Financial Bills	—	22,551	—	22,551	—	22,551	—	22,551
Fair value through profit or loss - FVTPL	1,458,664	—	—	1,458,664	433,547	1,025,117	—	1,458,664
Financial Treasury Bills (LFT)	37,131	—	—	37,131	37,131	—	—	37,131
Investment fund quotas	529,903	—	—	529,903	341,185	188,718	—	529,903
Certificates of Real Estate Receivables	44,453	—	—	44,453	—	44,453	—	44,453
Certificates of Agricultural Receivables	237,750	—	—	237,750	—	237,750	—	237,750
Debentures	435,755	—	—	435,755	51,099	384,656	—	435,755
Financial Bills	101,467	—	—	101,467	—	101,467	—	101,467
Bank Deposit Certificates	44,638	—	—	44,638	3,523	41,115	—	44,638
Commercial Promissory Note	5,157	—	—	5,157	—	5,157	—	5,157
Agribusiness Credit Bills (LCA)	20,413	—	—	20,413	—	20,413	—	20,413
Real Estate Credit Bills (LCI)	1,613	—	—	1,613	225	1,388	—	1,613
Others	384	—	—	384	384	—	—	384
Amortized cost	—	—	1,290,355	1,290,355	—	—	—	—
Debentures	—	—	112,914	112,914	—	—	—	—
National Treasury Notes (NTN)	—	—	645,373	645,373	—	—	—	—
Rural Product Bill	—	—	532,068	532,068	—	—	—	—
Loans and advances to customers	—	—	21,379,916	21,379,916	—	—	—	—
Other assets	87,318	—	—	87,318	—	—	87,318	87,318
Total	1,545,982	9,699,546	31,115,553	42,361,081	9,545,890	1,612,320	87,318	11,245,528

Financial liabilities
Liabilities with financial institutions	—	—	7,906,897	7,906,897	—	—	—	—
Liabilities with customers	—	—	23,642,804	23,642,804	—	—	—	—
Securities issued	—	—	6,202,165	6,202,165	—	—	—	—
Derivative financial liabilities	37,768	—	—	37,768	—	37,768	—	37,768
Borrowing and onlending	—	—	36,448	36,448	—	—	—	—
Total	37,768	—	37,788,314	37,826,082	—	37,768	—	37,768

(*)    The financial assets classified as “Level III” consists substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”) to Wiz Soluções e Corretagem de Seguros S.A. (“Wiz”) on May 8, 2019. The purchase and sale contract included cash consideration of R$45,000 and contingent consideration based on Inter Seguros' EBITDA in the years 2021, 2022, 2023, and 2024.

	Carrying amount				Fair value
	Fair value through profit or loss	Fair value through other comprehensive income	Amortized cost	Total	Level 1	Level 2	Level 3 (*)	Total
December 31, 2021
Financial assets
Cash and cash equivalents	—	—	500,446	500,446	—	—	—	—
Amounts due from financial institutions	—	—	2,051,862	2,051,862	—	—	—	—
Compulsory deposits at Central Bank of Brazil	—	—	2,399,488	2,399,488	—	—	—	—
Securities	778,417	11,137,938	841,332	12,757,687	—	11,914,753	—	11,914,753
Fair value through other comprehensive income - FVOCI	—	11,137,938	—	11,137,938	10,568,162	556,129	—	11,094,204
Financial Treasury Bills (LFT)	—	6,201,734	—	6,201,734	6,201,734	—	—	6,201,734
National Treasury Bills (LTN)	—	412,963	—	412,963	412,964	—	—	412,964
National Treasury Notes (NTN)	—	3,675,236	—	3,675,236	3,675,236	—	—	3,675,236
Debentures	—	440,093	—	440,093	229,862	210,233	—	440,095
Certificates of Real Estate Receivables	—	307,667	—	307,667	48,366	259,370	—	307,736
Investment fund quotas	—	13,719	—	13,719	—	—	—	—
Financial Bills	—	56,439	—	56,439	—	56,439	—	56,439
Certificates of Agricultural Receivables	—	30,087	—	30,087	—	30,087

Fair value through profit or loss - FVTPL	778,417	—	—	778,417	90,978	687,439	—	778,417
National Treasury Bills (LTN)	40,384	—	—	40,384	40,384	—	—	40,384
Investment fund quotas	298,992	—	—	298,992	50,191	248,801	—	298,992
Certificates of Real Estate Receivables	41,579	—	—	41,579	—	41,579	—	41,579
Certificates of Agricultural Receivables	273,716	—	—	273,716	—	273,716	—	273,716
Debentures	65,729	—	—	65,729	—	65,729	—	65,729
Financial Bills	25,092	—	—	25,092	—	25,092	—	25,092
Bank Deposit Certificates	10,648	—	—	10,648	—	10,648	—	10,648
Agribusiness Credit Bills (LCA)	14,552	—	—	14,552	—	14,552	—	14,552
Real Estate Credit Bills (LCI)	7,322	—	—	7,322	—	7,322	—	7,322
Others	403	—	—	403	403		—	403
Amortized cost	—	—	841,332	841,332	—	—	—	—
Debentures	—	—	185,136	185,136	—	—	—	—
Financial Bills	—	—	11,676	11,676	—	—	—	—
National Treasury Notes (NTN)	—	—	605,092	605,092	—	—	—	—
Rural Product Bill	—	—	28,075	28,075	—	—	—	—
Certificates of Real Estate Receivables	—	—	11,353	11,353	—	—	—	—
Derivative financial instruments	86,948	—	—	86,948	—	86,948	—	86,948
Loans and advances to customers	—	—	17,216,362	17,216,362	—	—	—	—
Other assets	77,387	—	—	77,387	—	—	77,387	77,387
Total	942,752	11,137,938	23,009,490	35,090,180	10,659,543	1,330,516	77,387	12,067,446

Financial liabilities
Liabilities with financial institutions	—	—	5,341,464	5,341,464	—	—	—	—
Liabilities with customers	—	—	18,333,543	18,333,543	—	—	—	—
Securities issued	—	—	3,572,093	3,572,093	—	—	—	—
Derivative financial liabilities	66,545	—	—	66,545	—	66,545	—	66,545
Borrowing and onlending	—	—	25,071	25,071	—	—	—	—
Total	66,545	—	27,272,171	27,338,716	—	66,545	—	66,545

(*)    The financial assets classified as “Level III” consists substantially of amounts relating to the variable portion of the sale of 40% of the subsidiary Inter Digital Corretora e Consultoria de Seguros Ltda. (“Inter Seguros”) to Wiz Soluções e Corretagem de Seguros S.A. (“Wiz”) on May 8, 2019. The purchase and sale contract included cash consideration of R$45,000 and contingent consideration based on Inter Seguros' EBITDA in the years 2021, 2022, 2023, and 2024.
The methodology used for the measurement of financial assets and liabilities classified as “Level II” (derivative financial instruments and securities) is the discounted present value technique, using the market rates disclosed by ANBIMA - “Brazilian Association of Financial and Capital Market Entities”, IBGE – “Brazilian Institute of Geography and Statistics” and B3.
During the year ended December 31, 2022 and 2021, there were no changes in the measurement method of financial assets and liabilities that entailed reclassification of financial assets and liabilities among the different levels of the fair value hierarchy.